Organization and Principal Activities - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Nov. 30, 2017 CNY (¥) shares	Nov. 30, 2017 USD ($) shares	Feb. 29, 2020	Feb. 28, 2018 shares
Organization And Principal Activities [Line Items]
Date of incorporation of the company			Jun. 09, 2014
Ordinary Shares
Organization And Principal Activities [Line Items]
Shares issued				4,804,369
IPO
Organization And Principal Activities [Line Items]
Net proceeds after deducting underwriting discount and offering costs	¥ 572,603	$ 90,487
IPO | American Depository Share
Organization And Principal Activities [Line Items]
Shares issued	10,100,000	10,100,000
IPO | Ordinary Shares
Organization And Principal Activities [Line Items]
Shares issued	5,050,000	5,050,000
Mr. Tian Peiqing | Minimum
Organization And Principal Activities [Line Items]
Controlling interest held by founder			50.00%